Financial Risk Management and Financial Instruments - Schedule of Financial assets and Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Financial assets:
Deposits	€ 1,463		€ 1,158
Cash and cash equivalents	598,106		277,862		€ 195,351	€ 180,329
Financial liabilities
Lease liabilities	36,619	€ 17,700	17,700	[1]
Financial liabilities at amortised cost, class [member]
Financial liabilities
Lease liabilities	36,619
Trade payables	27,765		19,740
Financial liabilities measured at amortized cost	64,384		19,740
Financial assets at amortised cost, class [member]
Financial assets:
Deposits	1,463		1,158
Receivables	804		6
Cash and cash equivalents	598,106		277,862
Financial assets measured at amortized cost	€ 600,373		€ 279,026

[1]	Beginning balance includes the impact from implementing IFRS 16, “Leases” at January 1, 2019.